PUTNAM CAPITAL MANAGER
SERIES III & IV
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, or Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

--------------------------------------------------------------------------------

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
--------------------------------------------------------------------------------

In the "Highlights" section, in the first paragraph of the sub-section entitled, "Will Hartford pay a Death Benefit?", the first sentence is deleted and replaced with the following:

There is a Death Benefit if the Contract Owner, joint owner or Annuitant die before we begin to make Annuity Payouts.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

In the "Death Benefit" section, in the first paragraph of the sub-section entitled "What is the Death Benefit and how is it calculated?", the first sentence is deleted and replaced with the following:

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Owner or Annuitant.

In the "Death Benefit" section, the sub-section entitled "Who will receive the Death Benefit?" is deleted and replaced with the following language:

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                   AND . . .                   THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .  AND . . .                                 THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the last sentence of the first paragraph is deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Values" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

(For and Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Putnam Technology Sub-Account, Putnam American Government Income Sub-Account, and Putnam Growth Opportunities Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                                       YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------------------------
                                                     WITH THE
                                     WITHOUT THE     OPTIONAL
                                       OPTIONAL        DEATH
                                        DEATH         BENEFIT
                                       BENEFIT      (UNAUDITED)
                                         1999          1999         1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at
 beginning of period                   $ 8.552        $ 9.994     $ 9.176    $10.903    $10.135    $10.000         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $17.505        $17.488     $ 8.552    $ 9.176    $10.903    $10.135         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              8,029             22       6,219      7,445      6,980      1,292         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date September 15,
 1993)
Accumulation Unit Value at
 beginning of period                   $12.489        $12.713     $12.841    $12.127    $11.302    $ 9.622    $10.188    $10.000
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $12.532        $12.520     $12.489    $12.841    $12.127    $11.302    $ 9.622    $10.188
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             22,092             42      23,713     21,017     18,268     11,006      8,609      4,428
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM OF BOSTON
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                   $21.492        $10.984     $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $10.063        $10.053     $21.492         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             14,825            110      16,353         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION
 SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at
 beginning of period                   $30.256        $31.376     $27.026    $22.902    $20.087    $16.355    $16.988    $14.665
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $33.370        $33.337     $30.256    $27.026    $22.902    $20.087    $16.355    $ 16.98
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             15,126              5      16,653     16,683     14,342     10,181      8,665      4,491
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at
 beginning of period                   $24.940        $25.979     $19.497    $17.294    $14.963    $13.119    $13.432    $10.289
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $40.580        $40.540     $24.940    $19.497    $17.294    $14.963    $13.119    $13.432
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             40,918             22      42,487     43,485     39,498     25,154     20,285      8,312
---------------------------------------------------------------------------------------------------------------------------------

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------------------------
                                                     WITH THE
                                     WITHOUT THE     OPTIONAL
                                       OPTIONAL        DEATH
                                        DEATH         BENEFIT
                                       BENEFIT      (UNAUDITED)
                                         1999          1999         1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at
 beginning of period                   $45.567        $50.800     $40.036    $32.703    $27.201    $20.178    $20.390    $18.096
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $45.646        $45.601     $45.567    $40.036    $32.703    $27.201    $20.178    $20.390
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                            100,158             42     102,727     94,356     73,133     42,420     11,321     15,233
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                   $10.849        $ 9.840     $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $10.277        $10.267     $10.849         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             12,308             69       7,148         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at
 beginning of period                   $23.742        $24.985     $25.575    $22.682    $20.390    $17.476    $17.890    $15.173
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $24.799        $24.774     $23.742    $25.575    $22.682    $20.390    $17.476    $17.890
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             20,315             35      23,582     21,602     17,031     10,603      7,675      5,066
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at
 beginning of period                   $21.305        $21.164     $19.959    $18.631    $18.448    $15.533    $16.277     14.833
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $20.574        $20.554     $21.305    $19.959    $18.631    $18.448    $15.533    $16.277
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             16,827             26      16,353     11,666     11,110      8,948      7,585      7,254
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period                   $13.403        $14.721     $11.451    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $21.164        $21.143     $13.403    $11.451         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             16,044             71      12,815      6,948         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND
 INCOME SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period                   $12.922        $14.490     $11.776    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $15.876        $15.861     $12.922    $11.777         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             14,449             24      14,002      9,878         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period                   $11.226        $12.423     $ 9.850    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $22.468        $22.445     $11.226    $ 9.850         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              8,347             16       7,123      6,510         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                   $11.432        $12.179     $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $14.669        $14.655     $11.432         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             30,741            228      11,569         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at
 beginning of period                   $ 1.538        $ 1.555     $ 1.483    $ 1.429    $ 1.379    $ 1.325    $ 1.294    $ 1.277
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $ 1.591        $ 1.589     $ 1.538    $ 1.483    $ 1.429    $ 1.379    $ 1.325    $ 1.294
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                            266,227            377     177,635    122,079    147,638     66,283     38,819     12,916
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                                                                       YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------------------------
                                                     WITH THE
                                     WITHOUT THE     OPTIONAL
                                       OPTIONAL        DEATH
                                        DEATH         BENEFIT
                                       BENEFIT      (UNAUDITED)
                                         1999          1999         1998       1997       1996       1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at
 beginning of period                   $24.805        $26.455     $20.223    $16.635    $15.312    $10.718    $10.000         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $41.424        $41.383     $24.805    $20.223    $16.635    $15.312    $10.718         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             62,624             59      62,749     59,879     50,976     16,971      2,699         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period                   $12.151        $13.957     $11.597    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $12.014        $12.002     $12.151    $11.597         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             12,278             20      12,727     10,226         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                   $ 9.980        $11.045     $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $22.292        $22.270     $ 9.980         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              5,012             45       1,672         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date October 1, 1998)
Accumulation Unit Value at
 beginning of period                   $12.497        $13.682     $10.000         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $15.712        $15.696     $12.497         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                              4,978             65       1,095         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT
 (Inception date April 30, 1999)
Accumulation Unit Value at
 beginning of period                   $10.000        $10.000          --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $10.251        $10.241          --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                                676              6          --         --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at
 beginning of period                   $22.826        $22.609     $20.143    $16.072    $14.075    $10.889    $11.876    $10.618
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $22.360        $22.338     $22.826    $20.143    $16.072    $14.075    $10.889    $11.876
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             19,114             18      19,598     17,569     17,006     14,307     11,859     11,003
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at
 beginning of period                   $14.316        $15.604     $12.151    $10.000         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $21.587        $21.566     $14.316    $12.151         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             14,524             36      12,672      8,062         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1, 1988)
Accumulation Unit Value at
 beginning of period                   $55.426        $60.816     $45.197    $36.227    $32.520    $23.445    $23.530    $20.102
---------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of
 period                                $88.479        $86.393     $55.426    $45.197    $36.227    $32.520    $23.445    $23.530
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period (in
 thousands)                             52,779             72      51,742     48,250     41,121     23,357     13,372      6,509
---------------------------------------------------------------------------------------------------------------------------------

HV-2745
33-60702